DEBT (Details) - USD ($) $ in Thousands			9 Months Ended
	Apr. 25, 2021	Apr. 02, 2020	Sep. 30, 2024	Aug. 12, 2024	Jun. 12, 2024	Dec. 31, 2023
Credit Agreement
DEBT
Debt face amount		$ 25,000
variable interest rate		2.25%	8.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Effective interest rate			0.15%
Deferred fee			$ 140	$ 115	$ 25
Term of debt		10 years
Term of interest only repayment provision		3 months
Outstanding balance, net of unamortized debt issuance costs			16,200			$ 17,600
Adjusted deferred fees amount			$ 150
Credit Agreement | Minimum
DEBT
Effective interest rate			10.75%
Credit Agreement | Maximum
DEBT
Effective interest rate			15.00%
WEG Note
DEBT
Debt face amount	$ 4,100
variable interest rate	2.25%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Term of debt	10 years
Outstanding balance, net of unamortized debt issuance costs			$ 2,900			$ 3,200